LONG-TERM OBLIGATIONS - Schedule of Fair Value (Details) - Senior Notes $ in Millions	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
5-5/8% Notes
Debt Instrument [Line Items]
Book Value	$ 600.0	$ 600.0
FV	620.0	560.0
2017 Credit Agreement - Original Term Loan (net of discount)
Debt Instrument [Line Items]
Book Value	387.8	391.4
FV	390.0	$ 379.0
2019 Term Loan (net of discount)
Debt Instrument [Line Items]
Book Value	197.7
FV	$ 200.0
Measurement Input, Quoted Price | 5-5/8% Notes
Debt Instrument [Line Items]
Quote | $ / shares	1.03375	0.93250
Measurement Input, Quoted Price | 2017 Credit Agreement - Original Term Loan (net of discount)
Debt Instrument [Line Items]
Quote | $ / shares	1.00656	0.96750
Measurement Input, Quoted Price | 2019 Term Loan (net of discount)
Debt Instrument [Line Items]
Quote | $ / shares	1.00938